Loan Receivable from Third Parties - Schedule of Loan Receivable From Third Parties (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Loan Receivable From Third Parties [Abstract]
Loan receivable from third parties, current	$ 17,653,965
Loan receivable from third parties, non-current		443,787
Total	$ 17,653,965	$ 443,787